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Security Benefit Life Insurance Company                700 SW Harrison St.
Security Benefit Group, Inc.                           Topeka, Kansas 66636-0001
Security Distributors, Inc.                            (913) 295-3000
Security Management Company

February 10, 1997


Securities and Exchange Commission
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549


Re:  SBL FUND
     File Nos.:  2-59353 and 811-2753


Dear Sir or Madam:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the SBL Fund Prospectus and Statement of Additional Information do not differ from that contained in Post-Effective Amendment No. 30 to the Registration Statement. This Post-Effective Amendment was filed electronically on February 5, 1997.

If  you  have  any  questions  concerning  this  filing,  please  contact  me at
(913) 295-3226.

Very truly yours,

AMY J. LEE

Amy J. Lee
Secretary
SBL Fund